Intellectual Property (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 15,150	$ 14,697	$ 35,071	$ 30,011